Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
U.S. federal				$ (51)	$ 80
U.S. state and local taxes			$ (196)	55	282
Foreign			9,973	4,738	1,581
Total current			9,777	4,742	1,943
Deferred:
U.S. federal			51
Foreign			(2,833)	(765)	(1,018)
Total deferred			(2,782)	(765)	(1,018)
Total provision	$ 2,101	$ 2,303	$ 6,995	$ 3,977	$ 925